Consolidated income statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated income statements [Abstract]
Revenue	$ 1,008,381	$ 971,797	$ 790,881
Other operating income	80,844	65,538	68,857
Raw materials and consumables used	(16,983)	(26,919)	(23,243)
Employee benefit expenses	(18,854)	(14,736)	(5,848)
Depreciation, amortization, and impairment charges	(310,960)	(332,925)	(261,301)
Other operating expenses	(284,461)	(260,318)	(224,828)
Operating profit	457,967	402,437	344,518
Financial income	1,007	3,298	3,464
Financial expense	(463,717)	(408,007)	(333,921)
Net exchange differences	(4,092)	(9,546)	3,852
Other financial income/(expense), net	18,434	8,505	(200,153)
Financial expense, net	(448,368)	(405,750)	(526,758)
Share of profit/(loss) of associates carried under the equity method	5,351	6,646	7,844
Profit/(loss) before income tax	14,950	3,333	(174,396)
Income tax	(119,837)	(1,666)	(23,790)
Profit/(loss) for the year	(104,887)	1,667	(198,186)
Loss/(profit) attributable to non-controlling interests	(6,917)	(6,522)	(10,819)
Profit/(loss) for the year attributable to the Company	$ (111,804)	$ (4,855)	$ (209,005)
Weighted average number of ordinary shares outstanding (in shares)	100,217	100,217	92,795
Basic earnings per share (in dollars per share)	$ (1.12)	$ (0.05)	$ (2.25)